Stock Plans and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used in Determining Fair Value of Stock Option Grants

The fair value of stock option grants is determined using the Black-Scholes option pricing model with the following assumptions.

	Year Ended December 31,
	2016	2015	2014
Employee Stock Options:
Fair value of common stock	$14.21 - $18.83	$9.37 - $13.63	$7.02
Expected term (in years)	5.29 - 6.11	5.09 - 6.15	5.89 - 6.13
Expected volatility	60% - 70%	60%	51.7% - 69%
Risk-free interest rate	1.21% - 2.55%	1.41% - 1.94%	1.63% - 2.06%
Dividend rate	0%	0%	0%
Employee Stock Purchase Plan:
Expected term (in years)	0.50	—	—
Expected volatility	60%	—	—
Risk-free interest rate	0.45%	—	—
Dividend rate	0%	—	—

(1)

The expected term represents the period that the stock-based compensation awards are expected to be outstanding. Since the Company did not have sufficient historical information to develop reasonable expectations about future exercise behavior, the Company used the simplified method to compute expected term, which reflects the average of the time-to-vesting and the contractual life;

(2)

The expected volatility of the Company’s common stock on the date of grant is based on the volatilities of publicly traded peer companies that are reasonably comparable to the Company’s own operations;

(3)

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the options; and

(4)	The expected dividend yield is assumed to be zero as the Company has never paid dividends and have no current plans to pay any dividends on the Company’s common stock.

Schedule of Stock Option Activity

A summary of activities under the 2008 Plan and 2016 Plan is shown as follows for the years ended December 31, 2016 and 2015:

	Stock options outstanding	Weighted average exercise price
Outstanding at December 31, 2014	699,662	$2.24
Granted	1,190,317	$12.19
Exercised	(37,559)	$1.32
Forfeited	(30,698)	$7.76
Outstanding at December 31, 2015	1,821,722	$8.68
Granted	292,204	$14.75
Exercised	(163,968)	$4.30
Forfeited	(65,533)	$8.03
Outstanding at December 31, 2016	1,884,425	$10.02

Schedule of Stock Options Outstanding and Options Exercisable and Vested

Stock options outstanding, and options exercisable and vested are as follows:

Outstanding as of December 31, 2016	Remaining contractual life (years)	Weighted average exercise price	Exercisable as of December 31, 2016	Remaining contractual life (years)	Weighted average exercise price
1,884,425	7.86	$10.02	809,900	7.13	$6.81

Outstanding as of December 31, 2015	Remaining contractual life (years)	Weighted average exercise price	Exercisable as of December 31, 2015	Remaining contractual life (years)	Weighted average exercise price
1,821,722	8.62	$8.68	472,463	6.88	$1.90

Schedule of Vested and Nonvested Stock Option Activity

Vested and nonvested stock option activity under the 2008 Plan and 2016 Plan was as follows:

	Vested		Nonvested
	Options outstanding	Weighted average exercise price	Options outstanding	Weighted average exercise price
Outstanding at December 31, 2016	809,900	$6.81	1,074,525	$12.44
Outstanding at December 31, 2015	472,463	$1.90	1,349,259	$10.87

Schedule of Classification of Stock-Based Compensation Relating to Stock Options and RSAs

The Company classified stock based compensation relating to stock options and RSAs in the following captions in the accompanying consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Cost of revenue	$180	$150	$82
Sales and marketing	725	315	120
Research and development	348	297	147
General and administrative	1,848	760	27
Total	$3,101	$1,522	$376